Significant accounting policies (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Apr. 01, 2018 INR (₨)	Mar. 31, 2018 INR (₨)
Current assets:
Trade and other receivables	₨ 39,869	$ 576		₨ 40,617
Non-current assets:
Deferred tax assets	4,168	60		3,628
Equity:
Retained earnings	128,646	1,860		113,865
Other components of equity	₨ 1,882	$ 27		₨ 2,781
Previous GAAP [member]
Current assets:
Trade and other receivables			₨ 40,617
Non-current assets:
Deferred tax assets			3,628
Equity:
Retained earnings			113,865
Other components of equity			2,781
Effect of transition to IFRSs [member]
Current assets:
Trade and other receivables			(89)
Non-current assets:
Deferred tax assets			27
Equity:
Retained earnings			(12)
Other components of equity			(50)
After Transition To IFRS [Member]
Current assets:
Trade and other receivables			40,528
Non-current assets:
Deferred tax assets			3,655
Equity:
Retained earnings			113,853
Other components of equity			₨ 2,731